Note 4 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Years Ended December 31,
	2014	2013	2012
Current provision:
Federal	$11,184	$22,870	$75,205
State	1,310	1,930	3,948
Total current provision	12,494	24,800	79,153
Deferred (benefit) provision:
Federal	31,978	14,864	16,199
State	2,036	1,705	(273)
Foreign	(829)	(56)	—
Total deferred provision	33,185	16,513	15,926
Provision for income taxes	$45,679	$41,313	$95,079

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Years Ended December 31,
	2014	2013	2012

Federal statutory rate	35.0%	35.0%	35.0%
State taxes, net of federal benefit	3.0%	2.8%	1.4%
Domestic production activities deduction	-1.0%	-1.8%	-2.6%
Effect of foreign losses	2.4%	0.7%	—
Other	0.5%	1.7%	0.5%
Effective income tax rate	39.9%	38.4%	34.3%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	As of December 31,
	2014	2013
Deferred tax assets:
Accrued liabilities	$5,419	$635
Allowance for doubtful accounts	822	609
Stock-based compensation	1,027	335
Other	838	429
Current deferred tax assets	8,106	2,008
Stock-based compensation	16,896	14,577
Net operating losses	1,181	750
Accrued liabilities	69	93
Other	—	123
Non-current deferred tax assets	18,146	15,543
Total deferred tax assets	26,252	17,551
Valuation allowance	—	—
Total deferred tax assets, net	26,252	17,551
Deferred tax liabilities:
Current deferred tax liability	—	(286)
Depreciation on property, plant and equipment	(161,782)	(113,584)
Amortization of goodwill and intangible assets	(49,704)	(47,174)
Non-current deferred tax liabilities	(211,486)	(160,758)
Net deferred tax liability	$(185,234)	$(143,493)